VARIABLE INTEREST ENTITIES AND OTHER INVESTMENTS IN SIGNIFICANT AFFILIATES, Other Significant Affiliates - Unconsolidated (Details) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) Aircraft	Oct. 31, 2019 USD ($)	Mar. 31, 2020 USD ($) Aircraft	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jul. 24, 2019
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Equity method investment, ownership percentage						58.22%
Investment in unconsolidated affiliates	$ 110,058		$ 110,058	$ 118,203
Impairment of investment in unconsolidated affiliates	$ 9,591	$ 2,575		$ 0	$ 85,683
Cougar
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Equity method investment, ownership percentage	40.00%		40.00%	40.00%
Business acquisition, percentage of voting interests acquired	25.00%		25.00%
Number of aircraft leased from affiliates | Aircraft	8		8
Investment in unconsolidated affiliates	$ 54,483		$ 54,483	$ 58,047
Adjusted fair value amount			$ 54,000
Lider
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Equity method investment, ownership percentage	41.90%		41.90%	41.90%
Business acquisition, percentage of voting interests acquired	20.00%		20.00%
Number of aircraft leased from affiliates | Aircraft	39		39
Investment in unconsolidated affiliates	$ 22,000		$ 22,000	$ 50,784
Impairment of investment in unconsolidated affiliates	$ 9,600				$ 85,700
Adjusted fair value amount			$ 32,600
Petroleum Air Services
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Equity method investment, ownership percentage	25.00%		25.00%	25.00%
Business acquisition, percentage of voting interests acquired	25.00%		25.00%	20.00%
Investment in unconsolidated affiliates	$ 33,000		$ 33,000	$ 6,286
Number of aircraft owned | Aircraft	45		45
Adjusted fair value amount			$ 33,000